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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103 Bohemia, New York 11716

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

ROGÉ PARTNERS FUNDS								Exhibit A
Investment Company Act File Number: 811-21571
Date of Reporting Period: July 1, 2005 - June 30, 2006

PROXY VOTING LOGS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Ishares MSCI EAFE Index Fund	EFA	464287-465	7/14/2005	1.Approve the modification	Issuer	Y	For Proposal	For Management
				2.Senior securities, loans, classification of certain funds investment objectives	Issuer	Y	For Proposal	For Management
				3. Voted for the directors.	Issuer	Y	For Proposal	For Management

Corp. Financiera Alba SA	ALB.SM	5730409	12/5/2005	1. Approve the capital reduction of EUR 860k through the amortization of 860k bought-back shares, amend Article 5,21&22,16&18	Issuer	Y	For Proposal	For Management

New River Small Cap Fund	NRVSX	12398180	12/12/2005	1. Approve a new investment sub-advisory agreement between New River Advisers LLC and Michael W. Cook Asset Management, Inc. d.b.a. Cook Mayer Taylor	Issuer	Y	For Proposal	For Management

Investor AB	INVEA	5679579	3/8/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Approval of annual auditors report	Issuer	Y	For Proposal	For Management
				3. Approval of the ordinary dividend	Issuer	Y	For Proposal	For Management
				4. Approval of total compensation of the board of directors.	Issuer	Y	For Proposal	For Management

T. Rowe Price New Era	PRNEX	2852 4288 0978	4/19/2006	1.Appointment of nominees	Issuer	Y	For Proposal	For Management

Anheuser-Busch Companies	BUD	4886 4477 6927	4/26/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Amendment of the restated certificate of incorporation	Issuer	Y	For Proposal	For Management
				3. Approval of 2006 restricted stock plan for non-employee	Issuer	Y	For Proposal	For Management
				4. Approval of independent registered public accounting	Issuer	Y	For Proposal	For Management

Berkshire Hathaway Inc.	BRK/B	84670207	5/6/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management

First Data Corporation	FDC	319963104	5/10/2006	1. Appointment of nominee	Issuer	Y	For Proposal	For Management
				2. Proposal for ratification of the election of David Coulter, Henry Duques, Peter Ellwood	Issuer	Y	For Proposal	For Management
				3. Ratification of the selection of Ernst & Young LLP as public accounting	Issuer	Y	For Proposal	For Management

Resource America Inc.	REXI	761195205	4/19/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Proposal for Proxies are authorized to vote upon such other business as may properly be brought before the meeting or any adjournment thereof.	Issuer	Y	For Proposal	For Management

Altria Group Inc.	MO	02209s103	4/27/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Ratification of independent auditors	Issuer	Y	Against	For Management
				3. Requesting independent board chairman	Issuer	Y	Against	For Management
				4. Requesting commitment to global human rights standards	Issuer	Y	Against	For Management
				5. Address health hazards for African Americans	Issuer	Y	Against	For Management
				6. Seeking to extend NY fire safe products globally	Issuer	Y	Against	For Management
				7. Requesting adoption of animal welfare	Issuer	Y	Against	For Management
				8. Requesting support for laws at all levels combating use of tobacco	Issuer	Y	Against	For Management
				9. Facilitate medical efforts to dissuade secondhand smoke	Issuer	Y	Against	For Management

Winthrop Realty Trust	FUR	976391102	5/16/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Approval of the Appointment of Auditors	Issuer	Y	For Proposal	With Management

Blue Nile Inc.	NILE	09578r103	5/23/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Appointment of Independent Accountants	Issuer	Y	For Proposal	With Management

Littlefield Corporation	LTFD	537590101	5/17/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Appointment of Independent Auditors Sprouse & Andersen	Issuer	Y	For Proposal	With Management

Dundee Precious Metals	DPM CN	265269209	5/10/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Appointment of Independent Auditors PricewaterhouseCoopers	Issuer	Y	For Proposal	With Management

Annaly Mortgage Management	NLY	35710409	5/25/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Appointment of Independent Auditors Deloitte & Touche	Issuer	Y	For Proposal	With Management

The Home Depot	HD	437076102	5/25/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Appointment of Independent Public Accountants KPMG LLP	Issuer	Y	For Proposal	With Management
				3. Shareholder proposal committee report	Issuer	Y	Against	With Management
				4. Employment diversity report	Issuer	Y	Against	With Management
				5. Chairman and CEO	Issuer	Y	Against	With Management
				6. Method of voting for directors	Issuer	Y	Against	With Management
				7. Regarding retirement benefits	Issuer	Y	Against	With Management
				8. Regarding political contributions	Issuer	Y	Against	With Management
				9. Regarding governing documents	Issuer	Y	Against	With Management
				10. Political nonpartisanship	Issuer	Y	Against	With Management

Liberty Media	L	530718105	5/9/2006	1. Merger proposal	Issuer	Y	For Proposal	With Management
				2. Tracking stock proposal	Issuer	Y	For Proposal	With Management
				3. Optional conversion proposal	Issuer	Y	For Proposal	With Management
				4. Optional redemption proposal	Issuer	Y	For Proposal	With Management
				5. Group disposition proposal	Issuer	Y	For Proposal	With Management
				6. Appointment of nominees	Issuer	Y	For Proposal	With Management
				7. Auditors ratification proposal	Issuer	Y	For Proposal	With Management

Washington Mutual	WM	939322103	4/18/2006	1. Appointment of nominees	Issuer	Y	For Proposal	With Management
				2. Ratify appointment of Deloitte & Touche	Issuer	Y	For Proposal	With Management
				3. Amend and restated 2003 equity incentive plan including increase of shares	Issuer	Y	For Proposal	With Management
				4. Approve the executive incentive compensation plan	Issuer	Y	For Proposal	With Management
				5. Articles of incorporation to declassify the board of directors	Issuer	Y	For Proposal	With Management
				6. Disclosure of the company's political contributions	Issuer	Y	Against	With Management

American International group	AIG	26874107	5/17/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Ratification of the selection of PricewaterhouseCoopers LLP	Issuer	Y	For Proposal	For Management
				3. Adoption of an executive incentive plan	Issuer	Y	For Proposal	For Management

Southern Energy Homes	SEHI	842814105	5/16/2006	1.Appointment of nominees	Issuer	Y	For Proposal	For Management

Cimarex		171798101	5/17/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Approve performance goals applicable to awards of restricted stock	Issuer	Y	For Proposal	For Management
				3. Ratify appointment of KPMG LLP as independent auditors 2006	Issuer	Y	For Proposal	For Management

Corp.Financiera Alba SA Madrid	ALB.SM	5730409	5/19/2006	1. Approve individual and consolidated annual accounts corresponding to YE 31 D 2005	Issuer	Y	For Proposal	For Management
				2. Approve management of the Board of Directors	Issuer	Y	For Proposal	For Management
				3. Proposed earnings distribution and the dividend payments	Issuer	Y	For Proposal	For Management
				4. Appoint, ratify and re-appoint the Directors	Issuer	Y	For Proposal	For Management
				5. Approve Directors remuneration	Issuer	Y	For Proposal	For Management
				6. Grant authority to acquire own shares with the limits	Issuer	Y	For Proposal	For Management
				7. Approve to reduce the capital of EUR 500,000	Issuer	Y	For Proposal	For Management
				8. Approve transfer the legal reserve excess funds	Issuer	Y	For Proposal	For Management
				9. Grant authority to implement the resolutions adopted by the meeting	Issuer	Y	For Proposal	For Management
				10. Adopt the minutes of the meeting	Issuer	Y	For Proposal	For Management

Leucadia National Corporation	LUK	527288104	5/16/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Senior Annual incentive Bonus Pool	Issuer	Y	For Proposal	For Management
				3. Senior Executive Warrant Plan	Issuer	Y	For Proposal	For Management
				4. 1999 Stock option plan	Issuer	Y	For Proposal	For Management
				5. Selection of PricewaterhouseCoopers as Independent Accountants	Issuer	Y	For Proposal	For Management

Capital Southwest Corporation	CSWC	140501107	7/17/2006	1. Election of nominees	Issuer	Y	For Proposal	For Management
				2. Ratify appointment of Audit Committee of Grant Thornton LLP	Issuer	Y	For Proposal	For Management

Legg Mason Inc.	LM	524901105	7/18/2006	1. Appointment of nominees	Issuer	Y	For Proposal	For Management
				2. Amendment of the Legg Mason articles of Incorporation	Issuer	Y	For Proposal	For Management
				3. Re-Approval of 1996 equity incentive plan	Issuer	Y	For Proposal	For Management
				4. Ratification of the appointment of PricewaterhouseCoopers LLP	Issuer	Y	For Proposal	For Management

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUND

By (Signature and Title)*    /s/ Steven M. Rogé

         Steven M. Rogé, President and Co-Portfolio Manager

Date 7/31/06

* Print the name and title of each signing officer under his or her signature.